RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

Related party transactions with key management directors, subsequent and former directors and companies and entities over which they have significant influence over:

	Three months ended April 30,		Six months ended April 30,
	2023	2022	2023	2022
Consulting fees	$11,163	$35,790	$11,163	$-
Director fees	46,500	-	93,000	47,905
Professional fees	-	50,000	-	50,000
Salaries	224,949	70,880	321,234	110,354
Share-based compensation	203,268	-	405,419	-
	$485,880	$156,670	$830,816	$208,259

a)	Related party transactions with directors, subsequent and former directors and companies and entities over which they have significant influence over:

	12 months ended October 31, 2022	9 months ended October 31, 2021	12 months ended January 31, 2021
Director fees	$107,168	72,541	$54,585
Professional fees	327,370	-	55,625
Share-based compensation	$128,729	-	$1,997,611

b)	Key management compensation

	12 months ended October 31, 2022	9 months ended October 31, 2021	12 months ended January 31, 2021
Consulting fees	$-	$270,427	$206,507
Salaries	686,615	-	-
Share-based compensation	$143,032	$-	$2,527,596